Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Assets
Cash	$ 628	$ 577
Short-term investments	368	527
Accounts receivable - net	3,820	3,510
Inventory	2,405	2,339
Deferred income taxes	448	442
Prepaid expenses and other current assets	560	429
Total current assets	8,229	7,824
Property, plant and equipment - net	3,749	3,823
Other noncurrent assets
Goodwill	14,049	14,211
Other intangible assets	7,186	7,468
Deferred income taxes	1,169	1,254
Other assets	875	1,704
Total assets	35,257	36,284
Current liabilities
Short-term debt	115	757
Current portion of long-term debt	575	314
Accounts payable	2,045	1,879
Accrued compensation	368	463
Other current liabilities	1,878	2,057
Total current liabilities	4,981	5,470
Noncurrent liabilities
Long-term debt	9,069	9,762
Pension liabilities	1,805	2,004
Other postretirement benefits liabilities	736	740
Deferred income taxes	2,301	2,341
Other noncurrent liabilities	934	812
Total noncurrent liabilities	14,845	15,659
Shareholders' equity
Eaton shareholders' equity	15,388	15,113
Noncontrolling interests	43	42
Total equity	15,431	15,155
Total liabilities and equity	$ 35,257	$ 36,284